UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                        CLEAR RIVER(SM) FUND##
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 88.4%

                                                        SHARES          VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY - 10.7%
   Arbitron                                                10,277   $    213,967
   GameStop, Cl A *                                         5,776        174,204
   Gentex                                                  12,965        173,342
   Harte-Hanks                                             18,076        149,308
   Home Depot                                               6,557        172,580
   Lowe's                                                  19,596        421,314
   McDonald's                                               7,880        419,925
   Men's Wearhouse                                         10,065        187,612
   Morningstar *                                            4,847        192,280
   NIKE, Cl B                                              11,630        610,226
   Omnicom Group                                           14,930        469,847
   Scientific Games, Cl A *                                11,776        205,962
   Sherwin-Williams                                         3,279        185,723
   Target                                                  11,075        456,955
   VF                                                       1,910        113,206
                                                                    ------------
                                                                       4,146,451
                                                                    ------------
CONSUMER STAPLES - 12.3%
   Coca-Cola                                               10,437        449,313
   Colgate-Palmolive                                        5,482        323,438
   Diageo ADR                                               7,197        344,377
   Kellogg                                                  9,756        410,825
   Nestle ADR                                              30,665        995,079
   PepsiCo                                                  8,186        407,336
   Reckitt Benckiser Group                                 18,397        725,231
   Tesco                                                  112,164        559,046
   Wal-Mart de Mexico                                     200,102        543,834
                                                                    ------------
                                                                       4,758,479
                                                                    ------------
ENERGY - 11.3%
   Apache                                                   5,169        376,613
   BP ADR                                                   6,960        295,522
   Chevron                                                  5,665        374,457
   Core Laboratories                                        2,510        208,907

THE ADVISORS' INNER CIRCLE FUND II                        CLEAR RIVER(SM) FUND##
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
ENERGY - CONTINUED
   EnCana                                                   2,180   $     99,691
   Exxon Mobil                                              4,310        287,348
   FMC Technologies *                                       9,879        338,158
   Mariner Energy *                                        10,718        121,971
   Noble                                                   12,427        339,630
   Oceaneering International *                              3,990        181,824
   Total ADR                                               13,969        694,539
   Transocean *                                             6,388        431,062
   Valero Energy                                           13,783        273,455
   XTO Energy                                               9,850        341,401
                                                                    ------------
                                                                       4,364,578
                                                                    ------------
FINANCIALS - 9.5%
   Aflac                                                   18,480        533,887
   Allstate                                                10,457        243,962
   American Campus Communities                              2,955         64,064
   AvalonBay Communities                                    1,560         88,624
   Bank of New York Mellon                                 15,555        396,341
   Berkshire Hathaway, Cl B *                                  50        153,250
   Charles Schwab                                          39,663        732,972
   Digital Realty Trust                                     1,005         36,190
   Fairfax Financial Holdings                                 580        153,920
   Federal Realty Investment Trust                          1,442         79,598
   Host Hotels & Resorts                                    5,085         39,104
   HSBC Holdings ADR                                        9,143        325,491
   Leucadia National                                       11,596        246,183
   Markel *                                                   983        282,121
   Plum Creek Timber                                        2,276         78,568
   PNC Financial Services Group                             2,081         82,616
   Public Storage                                           1,095         73,212
   Realty Income                                            3,330         74,359
                                                                    ------------
                                                                       3,684,462
                                                                    ------------
HEALTH CARE - 7.2%
   Johnson & Johnson                                        7,198        376,887

THE ADVISORS' INNER CIRCLE FUND II                        CLEAR RIVER(SM) FUND##
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
HEALTH CARE - CONTINUED
   McKesson                                                 4,025   $    148,925
   Medco Health Solutions *                                13,664        595,067
   Mednax *                                                 5,160        185,244
   Medtronic                                                9,545        305,440
   Mettler-Toledo International *                           3,467        213,671
   Pharmaceutical Product Development                       8,000        156,880
   Thermo Fisher Scientific *                              11,443        401,421
   VCA Antech *                                            11,313        283,051
   Wyeth                                                    2,440        103,456
                                                                    ------------
                                                                       2,770,042
                                                                    ------------
INDUSTRIALS - 13.4%
   3M                                                       6,059        348,998
   ABB ADR                                                 28,826        409,906
   Alexander & Baldwin                                      8,411        224,069
   ATC Technology *                                         8,178        129,948
   BE Aerospace *                                          11,051        119,240
   CH Robinson Worldwide                                    9,631        511,984
   Graco                                                    6,138        144,795
   Illinois Tool Works                                     12,255        401,964
   Komatsu                                                 35,359        437,102
   Middleby *                                               5,121        224,146
   Republic Services, Cl A                                 30,688        644,448
   School Specialty *                                      10,549        198,005
   Stericycle *                                             3,770        177,492
   Union Pacific                                            9,673        475,331
   United Technologies                                     14,714        718,632
                                                                    ------------
                                                                       5,166,060
                                                                    ------------
INFORMATION TECHNOLOGY - 15.1%
   Accenture, Cl A                                         24,703        727,009
   Analog Devices                                          13,719        291,940
   ANSYS *                                                  9,634        266,091
   Cisco Systems *                                         28,382        548,340
   DealerTrack Holdings *                                  13,651        207,222

THE ADVISORS' INNER CIRCLE FUND II                        CLEAR RIVER(SM) FUND##
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
INFORMATION TECHNOLOGY - CONTINUED
   Google, Cl A *                                           1,130   $    447,446
   NeuStar, Cl A *                                         14,863        282,546
   Nokia ADR                                               29,021        410,357
   QUALCOMM                                                13,563        573,986
   Research In Motion *                                     4,194        291,483
   Rofin-Sinar Technologies *                               6,190        131,909
   SAP ADR                                                 12,029        458,184
   Taiwan Semiconductor Manufacturing ADR                  68,703        726,191
   Wright Express *                                        11,194        256,119
   Zebra Technologies, Cl A *                              11,367        241,549
                                                                    ------------
                                                                       5,860,372
                                                                    ------------
MATERIALS - 3.1%
   BHP Billiton ADR                                        12,183        586,490
   Mosaic                                                   6,610        267,374
   Nucor                                                    3,720        151,367
   Weyerhaeuser                                             4,985        175,771
                                                                    ------------
                                                                       1,181,002
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.3%
   AT&T                                                    17,633        451,758
   NII Holdings *                                          10,500        169,680
   Telefonica ADR                                          11,946        672,440
                                                                    ------------
                                                                       1,293,878
                                                                    ------------
UTILITIES - 2.5%
   Edison International                                    16,046        457,471
   UGI                                                      7,634        175,124
   Xcel Energy                                             18,779        346,285
                                                                    ------------
                                                                         978,880
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $ 32,655,308)                                             34,204,204
                                                                    ------------
EXCHANGE TRADED FUNDS - 10.0%
   iShares Barclays 1-3 Year Treasury Bond Fund             4,091        343,807
   iShares Barclays Short Treasury Bond Fund                1,716        189,275

THE ADVISORS' INNER CIRCLE FUND II                        CLEAR RIVER(SM) FUND##
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

EXCHANGE TRADED FUNDS - CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
   iShares MSCI Brazil Index Fund                           6,901   $    311,235
   iShares MSCI EAFE Index Fund                             7,525        315,448
   iShares MSCI Japan Index Fund                          131,668      1,120,495
   SPDR Barclays Capital 1-3 Month Treasury Bill            3,375        154,845
   SPDR Barclays Capital High Yield Bond                    3,390        112,243
   SPDR Trust Series 1                                      3,396        297,320
   Vanguard Emerging Markets                               36,870      1,020,193
                                                                    ------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $ 3,802,525)                                               3,864,861
                                                                    ------------
CASH EQUIVALENT - 1.2%
   BlackRock TempFund Institutional Money
      Market Fund, 0.640% (A)
      (Cost $ 441,859)                                    441,859        441,859
                                                                    ------------
   TOTAL INVESTMENTS - 99.6%
      (Cost $ 36,899,692) +                                         $ 38,510,924
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $38,680,530.

##     FUND COMMENCED OPERATIONS ON FEBRUARY 3, 2009.

*      NON-INCOME PRODUCING SECURITY.

(A)    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

EAFE - EUROPE AUSTRALASIA FAR EAST

MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL

SPDR - STANDARD & POOR'S DEPOSITORY RECEIPTS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $36,899,692, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,747,533 AND $(2,136,301), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                        CLEAR RIVER(SM) FUND##
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 upon the commencement of operations on February 3, 2009. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described on the next page:

THE ADVISORS' INNER CIRCLE FUND II                        CLEAR RIVER(SM) FUND##
                                                                  APRIL 30, 2009
                                                                     (UNAUDITED)

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2009:

                              LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                            -----------   -------   -------   -----------
Investments in securities   $38,510,924     $--       $--     $38,510,924
                            ===========     ===       ===     ===========

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Fund's financial statements.

LHI-QH-001-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: June 29, 2009